Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,376,657)	$ (1,295,455)	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14,467	32,744	69,037	78,862	93,643
Stock-based compensation expense, including common stock issued for services	33,590	51,354	479,103	402,104	310,076
Changes in assets and liabilities:
Grant funds receivable	40,041	140,909	61,568	125,339	(82,733)
Prepaid expenses and other current assets	4,609	14,408	(934)	(1,268)	(12,593)
Accounts payable and accrued expenses	(5,934)	(74,855)	(125,326)	(14,686)	(614,500)
Total adjustments	86,773	164,560	483,448	590,351	(306,107)
Net cash used in operating activities	(1,289,884)	(1,130,895)	(2,250,107)	(1,694,592)	$ (2,441,247)
Cash flows from investing activities:
Purchase of property and equipment	(15,850)	(11,164)	(35,503)	(86,603)
Net cash used in investing activities	(15,850)	$ (11,164)	(35,503)	(86,603)
Cash flows from financing activities:
Proceeds from sale of common stock			$ 873,400	1,643,333	$ 310,160
Proceeds from sale of preferred stock	2,679,809			1,615,798	1,999,032
Net cash provided by financing activities	2,679,809		$ 873,400	3,259,131	2,309,192
Net increase (decrease) in cash and cash equivalents	1,374,075	$ (1,142,059)	(1,412,210)	1,477,936	(132,055)
Cash and cash equivalents at beginning of period	1,101,651	2,513,861	2,513,861	1,035,925	1,167,980
Cash and cash equivalents at end of period	$ 2,475,726	$ 1,371,802	$ 1,101,651	$ 2,513,861	$ 1,035,925